Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 694,296	$ 1,123,621
Inventories	290,017	197,962
Trade and other receivables	16,119	60,012
Prepaid expenses and other assets	120,606	127,274
Other financial assets	109	0
Current assets	1,121,147	1,508,869
Non-current assets
Property, plant and equipment	11,974,480	10,927,512
Inventories	60,711	37,557
Prepaid expenses	348,671	0
Deferred income tax assets	602,862	880,705
Other financial assets	16,818	14,118
Non-current assets	13,003,542	11,859,892
Total assets	14,124,689	13,368,761
Current liabilities
Borrowings and other financial liabilities	397,421	28,288
Trade and other payables	384,488	390,059
Deferred revenue	149,368	103,289
Current liabilities	931,277	521,636
Non-current liabilities
Borrowings and other financial liabilities	3,785,358	4,173,491
Deferred income tax liabilities	145,434	111,717
Decommissioning obligations	153,662	133,964
Non-current liabilities	4,084,454	4,419,172	[1]
Total liabilities	5,015,731	4,940,808
Equity
Share capital	11,432,122	11,432,122
Contributed surplus	1,555,774	1,558,834
Accumulated other comprehensive income	4,363	1,418
Deficit	(2,890,711)	(3,415,601)
Equity attributable to owners of Turquoise Hill	10,101,548	9,576,773
Attributable to non-controlling interest	(992,590)	(1,148,820)
Total equity	9,108,958	8,427,953
Total liabilities and equity	$ 14,124,689	$ 13,368,761

[1]	The Oyu Tolgoi segment’s non-current liabilities includes $7.3 billion of shareholder loan and accrued interest liability and the Corporate and other elimination segment’s non-current liabilities includes $7.3 billion of shareholder loan and accrued interest asset at December 31, 2020.